[TEXT]
Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment  [     ];    Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Coldstream Capital Management, Inc.
Address:             2370 - 130th Avenue NE, Suite 103
                     Bellevue, WA  98005

13F File Number:     28-7820

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                Don Gher
Title:               Chief Investment Officer
Phone:               415-885-1558


Signature, Place and Date of Signing:
  Don Gher,  Bellevue,  8/9/99


                     Report Type (Check only one.):
                          [ X ]  13F HOLDINGS REPORT.
                          [    ]  13F NOTICE.
                          [    ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                 Report Summary:

     Number of Other Included Managers       0

     Form 13F Information Table Entry      139

     Form 13F Information Table Value   136523





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]     [NONE]

Coldstream Capital Management, Inc.
FORM 13F
June 30, 1999
                                                      Investment        Voting
                                                      Discretion       Authority
                     Title           Market           -----------------------------------------
                      of               Value  Share                   # of shrs
      Security       Class  CUSIP   (x $1,000   Qty   SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ---------------------------------- -------- ---------

COMMON STOCK
------------
ABM, Inc.                 000957100      2247    73225 x                   72225 ##
                                           31     1000     1                1000
AT&T                      001957109       259     4645 x                    4645
Albertson's, Inc.         013104104      3023    58626 x                   57870 ##
                                           39      756     1                 756
                                            6      126         x
Ambassadors Int'l Inc.    023178106       521    35000 x                   35000
America On-Line           02364j104       255     2320 x                    2320
American Int'l Group      026874107      3717    31705 x                   31355  75
                                           41      350     1                 350
                                            6       50         x
Amgen Inc.                031162100      3728    61242 x                   60442 ##
                                           49      800     1                 800
Automatic Data Processing 053015103      2571    58425 x                   57675 ##
                                           33      750     1                 750
                                            7      150         x
Banco Santander Central Hi05964h105       187    17728 x                   17728
Bankamerica Corp.         06605F102      2945    40177 x                   39877
                                           22      300     1                 300
                                            7      100         x
Bristol-Myers Squibb Co.  110122108       505     7168 x                    7168
British Petroleum Co Plc A110889409       272     2504 x                    2504
Chase Manhattan Corp      16161A108       311     3600 x                    3600
Cisco Systems Inc.        17275R102      4569    70902 x                   69802
                                           71     1100     1                1100
                                           13      200         x
Coca-Cola                 191216100      2257    36400 x                   36000 ##
                                           25      400     1                 400
                                            6      100         x

                                    ----------------
Page Total                              27723


Coldstream Capital Management, Inc.
FORM 13F
June 30, 1999
                                                      Investment        Voting
                                                      Discretion       Authority
                     Title           Market           -----------------------------------------
                      of               Value  Share                   # of shrs
      Security       Class  CUSIP   (x $1,000   Qty   SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ---------------------------------- -------- ---------

Comair Holdings           199789108      1920    92250 x                   90900 ##
                                           28     1350     1                1350
                                            7      350         x
Computer Sciences Corp    205363104      3850    55650 x                   55100
                                           38      550     1                 550
                                           10      150         x
Costco Companies          22160Q102      3982    49740 x                   48940 ##
                                           64      800     1                 800
                                            8      100         x
Dell Computer Corp.       247025109      1869    50500 x                   49700 ##
                                           30      800     1                 800
                                            7      200         x
Elan Corp PLC             284131208      3043  #####   x                  107975 ##
                                           47     1700     1                1700
                                            8      300         x
Emerson Electric          291011104      3202    50875 x                   50525 ##
                                           22      350     1                 350
                                            9      150         x
Ericsson L M Tel Co. ADR  294821400      1894    57500 x                   56600
                                           30      900     1                 900
                                           10      300         x
Freddie Mac               313400301      3152    54340 x                   53670 ##
                                           39      670     1                 670
                                            9      150         x
Friedman Billings Ramsey  Cl. A           178    15000 x                   15000
General Electric          369604103      3709    32825 x                   32400
                                           48      425     1                 425
                                            8       75         x
Gold Reserve Glass A      38068N108        12    10400 x                   10400
Golden Rule Resources                       3    30000 x                   30000
Hewlett Packard Co.       428236103      3389    33725 x                   33175 ##
                                           55      550     1                 550
                                           15      150         x

                                    ----------------
Page Total                              30695


Coldstream Capital Management, Inc.
FORM 13F
June 30, 1999
                                                      Investment        Voting
                                                      Discretion       Authority
                     Title           Market           -----------------------------------------
                      of               Value  Share                   # of shrs
      Security       Class  CUSIP   (x $1,000   Qty   SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ---------------------------------- -------- ---------

Intel Corp.               458140100      3653    61395 x                   60595 ##
                                           48      800     1                 800
                                           12      200         x
Intervoice Inc            461142101       173    12000 x                   12000
Johnson & Johnson         478160104      3766    38425 x                   38025 ##
                                           39      400     1                 400
                                           10      100         x
Kroger Co.                501044101      3540  #####   x                  124470 ##
                                           62     2230     1                2230
                                            8      300         x
Kushner Locke Company     501337406       395    60834 x                   60834
Marsh & Mclennan Cos      571748102      3474    45900 x                   45100 ##
                                           61      800     1                 800
                                            8      100         x
Medtronic Inc.            585055106      3870    49695 x                   49245 ##
                                           35      450     1                 450
                                           12      150         x
Merck & Co.               589331107      3217    43700 x                   43200 ##
                                           37      500     1                 500
                                            7      100         x
Microsoft Corp.           594918104      4308    47762 x                   46742 ##
                                           92     1020     1                1020
                                            9      100         x
Minuteman Int'l Inc.      604540104       886    84400 x                   84400
Newell Rubbermaid Inc.    651229106      3074    66275 x                   65425 ##
                                           39      850     1                 850
                                            7      150         x
Northern Bank of Commerce 66476P100       601    96185 x                   96185
Northern Trust Corp.      665859104      2391    24650 x                   24200
                                           44      450     1                 450
                                           19      200         x

                                    ----------------
Page Total                              33897

Coldstream Capital Management, Inc.
FORM 13F
June 30, 1999
                                                      Investment        Voting
                                                      Discretion       Authority
                     Title           Market           -----------------------------------------
                      of               Value  Share                   # of shrs
      Security       Class  CUSIP   (x $1,000   Qty   SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ---------------------------------- -------- ---------

Pentair, Inc.             709631105      3680    80430 x                   79530 ##
                                           41      900     1                 900
                                            9      200         x
PepsiCo Inc.              713448108      2976    76925 x                   76175 ##
                                           29      750     1                 750
                                            6      150         x
Pfizer Inc.               717081103      2480    22750 x                   22500 ##
                                           27      250     1                 250
                                            5       50         x
Pioneer Group             723684106       264    15300 x                   15300
Pitney Bowes, Inc.        724479100      3579    55700 x                   54800 ##
                                           58      900     1                 900
                                            6      100         x
Platinum Entertainment    727909103       669    85000 x                   85000
RPM, Inc.                 749685103      2152  #####   x                  150025
                                           23     1650     1                1650
                                            6      400         x
Regis Corp.                               288    15000 x                   15000
Rowan Companies           779382100       418    22900 x                   22900
Royal Dutch Pete Co Ny Reg780257804      1526    25325 x                   24925 ##
                                           24      400     1                 400
Ryan's Family Steak Houses783519101      2357  #####   x                  200000 ##
                                           32     2750     1                2750
                                            9      750         x
SBC Communications, Inc.  78387G103      3531    60873 x                   59823 ##
                                           61     1050     1                1050
                                           15      250         x
Safeway, Inc.             786514208       413     8350 x                    8350
Schmitt Industries, Inc.  806870101       195    78000 x                   78000
Si Diamond Tech Inc       784249104        74    53320 x                   53320
Sonus Corp                835691106       162    40500 x                   40500

                                    ----------------
Page Total                              25115


Coldstream Capital Management, Inc.
FORM 13F
June 30, 1999                                         Investment        Voting
                                                      Discretion       Authority
                     Title           Market           -----------------------------------------
                      of               Value  Share                   # of shrs
      Security       Class  CUSIP   (x $1,000   Qty   SoleShr OtheMgrs   Sole   Shr n/a
----------------------------------- ---------------------------------- -------- ---------

Sotheby's Holdings Inc.   835898107       343     9000 x                    9000
Starbucks Corp.           855244109      4575  #####   x                  120300 ##
                                           56     1500     1                1500
                                           11      300         x
Sun Microsystems          866810104      4565    66285 x                   65885 ##
                                           28      400     1                 400
SunGard Data Sys Inc.     867363103      3439    99675 x                   98525 ##
                                           40     1150     1                1150
                                            5      150         x
Sysco Corp.               871829107      3017  #####   x                  100500 ##
                                           21      700     1                 700
                                            9      300         x
Textron, Inc.             883203101      2934    35650 x                   35125 ##
                                           43      525     1                 525
                                            6       75         x
                                    ----------------
                                      #####

                                    ----------------
GRAND TOTAL                           #####
                                    ================

                                    ----------------
Page Total                              19092